Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Pharmaceuticals Portfolio
November 30, 2021
PHR-NPRT3-0122
1.810707.117
Common Stocks - 97.1%
	Shares	Value ($)
Biotechnology - 12.6%
Biotechnology - 12.6%
Allakos, Inc. (a)	27,700	2,170,295
Alnylam Pharmaceuticals, Inc. (a)	21,571	3,964,750
Amicus Therapeutics, Inc. (a)	295,700	3,166,947
Argenx SE (a)	17,400	4,874,719
Argenx SE ADR (a)	11,000	3,071,310
Ascendis Pharma A/S sponsored ADR (a)	51,300	7,029,126
Blueprint Medicines Corp. (a)	79,000	7,599,800
Celldex Therapeutics, Inc. (a)	73,400	2,796,540
Cullinan Oncology, Inc.	88,100	1,585,800
Galapagos NV sponsored ADR (a)(b)	36,900	1,792,602
Generation Bio Co. (a)(b)	44,576	765,370
Horizon Therapeutics PLC (a)	134,500	13,955,720
Innovent Biologics, Inc. (a)(c)	279,500	2,485,679
Intellia Therapeutics, Inc. (a)	15,400	1,771,154
Kalvista Pharmaceuticals, Inc. (a)	99,000	1,435,500
Leap Therapeutics, Inc. warrants 1/31/26 (a)	606,000	784,812
Protagonist Therapeutics, Inc. (a)	73,900	2,484,518
PTC Therapeutics, Inc. (a)	181,600	6,748,256
Sarepta Therapeutics, Inc. (a)	44,300	3,579,883
Springworks Therapeutics, Inc. (a)	44,300	3,182,955
Synlogic, Inc. (a)	520,800	1,296,792
TG Therapeutics, Inc. (a)	41,900	636,880
uniQure B.V. (a)	170,500	4,748,425
Vertex Pharmaceuticals, Inc. (a)	70,300	13,141,882
Xencor, Inc. (a)	49,568	1,795,353
XOMA Corp. (a)(b)	53,300	1,093,183
Zai Lab Ltd. ADR (a)	41,800	2,894,650
		100,852,901
Food & Staples Retailing - 0.0%
Drug Retail - 0.0%
MedAvail Holdings, Inc. (a)(d)	3,333	5,766
Health Care Equipment & Supplies - 1.9%
Health Care Equipment - 1.9%
Angelalign Technology, Inc. (c)	400	18,138
Boston Scientific Corp. (a)	402,300	15,315,561
		15,333,699
Health Care Providers & Services - 0.4%
Health Care Services - 0.4%
Guardant Health, Inc. (a)	25,500	2,680,560
Life Sciences Tools & Services - 3.5%
Life Sciences Tools & Services - 3.5%
23andMe Holding Co. Class B	396,605	3,097,088
Maravai LifeSciences Holdings, Inc.	386,500	17,755,810
Sartorius Stedim Biotech	11,700	6,918,441
		27,771,339
Pharmaceuticals - 78.7%
Pharmaceuticals - 78.7%
Arvinas Holding Co. LLC (a)	55,600	4,203,916
AstraZeneca PLC sponsored ADR	1,689,600	92,640,768
Atea Pharmaceuticals, Inc.	5,867	47,464
Axsome Therapeutics, Inc. (a)(b)	43,400	1,499,036
Bausch Health Cos., Inc. (Canada) (a)	67,800	1,609,218
Bristol-Myers Squibb Co.	1,125,580	60,364,855
Catalent, Inc. (a)	45,800	5,892,628
Elanco Animal Health, Inc. (a)	155,400	4,466,196
Eli Lilly & Co.	441,961	109,624,006
Harmony Biosciences Holdings, Inc. (a)(b)	73,077	2,491,195
Intra-Cellular Therapies, Inc. (a)	107,000	4,331,360
Johnson & Johnson	223,950	34,920,524
Merck & Co., Inc.	490,136	36,716,088
Nektar Therapeutics (a)(b)	368,233	4,146,304
NGM Biopharmaceuticals, Inc. (a)	108,600	1,956,972
Novartis AG sponsored ADR	344,796	27,480,241
Perrigo Co. PLC	73,800	2,709,198
Pliant Therapeutics, Inc. (a)	1,200	17,016
Reata Pharmaceuticals, Inc. (a)(b)	64,600	5,529,760
Roche Holding AG (participation certificate)	159,216	62,159,574
Royalty Pharma PLC	668,900	26,602,153
Sanofi SA sponsored ADR	1,498,922	71,303,720
UCB SA	261,200	28,479,256
Zoetis, Inc. Class A	181,200	40,233,648
Zogenix, Inc. (a)(b)	800	9,000
		629,434,096
TOTAL COMMON STOCKS (Cost $560,851,928)		776,078,361

Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
Biotechnology - 0.2%
Biotechnology - 0.2%
ValenzaBio, Inc. Series A (d)(e)	224,708	1,999,998
Diversified Financial Services - 0.2%
Other Diversified Financial Services - 0.2%
Paragon Biosciences Emalex Capital, Inc. Series C (d)(e)	158,879	1,342,528
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series C (a)(d)(e)	200	101,922
Software - 0.0%
Systems Software - 0.0%
Evozyne LLC Series A (d)(e)	5,900	132,573
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,914,946)		3,577,021

Convertible Bonds - 0.0%
	Principal Amount (f)	Value ($)
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. 0.13% (d)(e)(g) (Cost $14,700)	14,700	14,700

Money Market Funds - 1.8%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (h)	9,119,827	9,121,651
Fidelity Securities Lending Cash Central Fund 0.07% (h)(i)	5,420,666	5,421,208
TOTAL MONEY MARKET FUNDS (Cost $14,542,859)		14,542,859

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $579,324,433)	794,212,941
NET OTHER ASSETS (LIABILITIES) - 0.7%	5,335,699
NET ASSETS - 100.0%	799,548,640

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,503,817 or 0.3% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,597,487 or 0.4% of net assets.

(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Castle Creek Pharmaceutical Holdings, Inc. Series C	12/09/19	82,370
Castle Creek Pharmaceutical Holdings, Inc. 0.13%	6/28/21	14,700
Evozyne LLC Series A	4/09/21	132,573
MedAvail Holdings, Inc.	7/02/12	500,000
Paragon Biosciences Emalex Capital, Inc. Series C	2/26/21	1,700,005
ValenzaBio, Inc. Series A	3/25/21	1,999,998

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	2,505,192	132,888,261	126,271,802	2,468	-	-	9,121,651	0.0%
Fidelity Securities Lending Cash Central Fund 0.07%	109,402,533	296,590,042	400,571,367	115,302	-	-	5,421,208	0.0%
Total	111,907,725	429,478,303	526,843,169	117,770	-	-	14,542,859

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Convertible Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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